Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harvest Volatility Edge Trust
Prospectus Date	rr_ProspectusDate	Dec. 15, 2017
Harvest Edge Absolute Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HARVEST EDGE ABSOLUTE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Harvest Edge Absolute Fund (the “Fund”) seeks to provide total return independent of general market direction.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your broker for transactions in Institutional Class Shares. Such commissions are not reflected in the table or the example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As the Fund commenced operations on or around the date of this Prospectus, no portfolio turnover information is shown.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may be required to pay a commission to your broker for transactions in Institutional Class Shares. Such commissions are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not you redeem your shares) and assumes that you invest $10,000 in the Fund for the periods indicated, your investment has a 5% return each year, and the Fund’s total annual operating expenses remain the same. The example reflects contractual fee waivers and/or expense reimbursements, if any, only for the duration of the current commitment.

		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing in a portfolio of cash, short-term cash-equivalent investments, and short-term investment-grade debt instruments (the “Core Investments”) and implementing a collateral yield enhancement overlay strategy that utilizes relatively short-dated (i.e., typically initiated one to three months prior to expiration) S&P 500 Index option call spreads and put spreads (the “Collateral Yield Enhancement Strategy”). The Core Investments are intended to deliver returns with relatively low volatility and minimal interest rate and credit risk as well as no correlation to equity markets. The Collateral Yield Enhancement Strategy seeks to generate incremental returns with low correlation to the equity and bond markets under normal market conditions and is designed to avoid directional bias relative to the S&P 500 Index. Harvest Volatility Management, LLC, the Fund’s investment adviser (the “Adviser”), will determine the allocation of the Fund’s assets between the Core Investments and Collateral Yield Enhancement Strategy. Typically, the Fund’s assets will be primarily allocated to the Core Investments.

The Fund’s Core Investments will typically include cash, short-term cash-equivalent investments and short-term investment-grade debt instruments, including money market funds, U.S. Treasury obligations, commercial paper and other similar instruments.

To implement the Collateral Yield Enhancement Strategy, the Fund constructs “iron condors,” which involve four option legs that are comprised of written (sold) “out of the money” call and put options on the S&P 500 Index and purchased further “out of the money” call and put options on the same index. The four options legs of an “iron condor” are designed to generate premiums within defined risk parameters and consist of two options spreads, with each leg at a different strike (exercise or expiration) price. These options spreads include a call option spread with strike (exercise or expiration) prices above the current price level of the index at the time of initiation and a put option spread with strike (exercise or expiration) prices below the current price level of the index at the time of initiation. The Fund’s options are on the S&P 500 Index only, usually traded on an exchange or through a central counterparty. The Adviser’s goal is to structure a Fund’s “iron condors” such that, at expiration, the Fund retains the premiums received for the written (sold) options, which would be less the amounts paid for the purchased options and the amounts due at settlement, if any. In this instance, the written (sold) options would go unexercised and the Fund would retain upon expiration the full premium paid. Ultimately, the premiums earned and retained by a Fund (if any) through, and specific terms of, the Fund’s “iron condors” will vary based on market volatility and other factors at the time they are initiated. The Fund’s written (sold) options generally are covered because the Fund’s “iron condor” structures are intended to limit total Fund exposure attributable to, and create offsetting positions for, the written (sold) options.

In this structure, the written (sold) call and put options are designed to generate premiums (income) for the Fund as option holders (purchasers) pay a premium to the Fund in exchange for the right to obtain from the Fund, in cash, a fixed multiple of the amount by which the strike (exercise or expiration) price is less than (in the case of a call) or exceeds (in the case of a put) the price level of the index at expiration. These options, which are used for speculative purposes, create investment risks associated with the price level of the index and movements in the price level could result in losses to the Fund tied to the difference between the strike (exercise or expiration) price and the index price level, less the premium received by the Fund.

To mitigate the risks created by the Fund’s written (sold) options, the Fund simultaneously purchases call and put options on the S&P 500 Index generally with the same expiration date as the written (sold) options to complete the other two option legs that comprise the “iron condor” structure (i.e., these options are used for hedging purposes). The purchased options, which require the Fund pay a premium and are further “out of the money” at the time of initiation than the corresponding written (sold) options, are designed to define and limit the Fund’s risk exposure associated with the written (sold) options. These call and put options are intended to reduce the upside and downside risks, respectively, generated by the Fund’s written (sold) options because the Fund, as the option holder (purchaser), will obtain from the writer (seller), in cash, a fixed multiple of the amount by which the strike (exercise or expiration) price is less than (in the case of a call) or exceeds (in the case of a put) the price level of the index at expiration. As a result, the Fund’s potential loss on each option pair generally is limited to the difference between the strike (exercise or expiration) price of the written (sold) option and the strike (exercise or expiration) price of the corresponding purchased option plus the premium paid by the Fund for the purchased option.

The Collateral Yield Enhancement Strategy is based on, among other factors, the Adviser’s analysis of current and anticipated market volatility, market risks, underlying instrument valuations, and quantitative factors. Based on its analysis of relevant market and other factors, the Adviser actively manages the strategy to seek to quantify and mitigate associated risks through the structuring of different options pairs with laddered higher and lower strike (exercise or expiration) prices and staggered expiration dates across different durations, which collectively are intended to manage volatility risks and diversify duration risk. The Adviser, in its discretion, also proactively adjusts or closes out positions to seek to limit directional risk and reduce exposure to adverse market events, such as significant volatility.

		Under adverse, unstable or abnormal market conditions, the Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. These investments could reduce the benefit to the Fund of favorable market or economic conditions during this period.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The risks summarized below are the principal risks of investing in the Fund. There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund. The value of your investment in the Fund may fall, sometimes suddenly and significantly. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Active Trading Risk. The Adviser will actively trade the Fund’s portfolio, which leads to higher turnover and brokerage commission expenses. Each would negatively affect the Fund’s returns and can increase tax liability. In addition, writing (selling) and purchasing options could result in additional turnover and transaction costs.

Commercial Paper Risk. The value of the Fund’s investment in commercial paper, which is generally unsecured, is susceptible to changes in interest rates and the issuer’s financial condition or credit quality. Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper.

Counterparty Risk. Certain investments or investment transactions, such as options, are subject to the risk that the Fund’s counterparty will become insolvent or otherwise be unwilling or unable to perform its obligations in a timely manner or at all. As a result, the Fund would be unable to recover its investment from the counterparty or would obtain a limited recovery, and/or recovery would be delayed, which would result in a loss to the Fund.

Debt Securities Risk. Investments in debt securities, including bonds, subject the Fund to the risk that the value of these securities overall will decline because of rising interest rates. Similarly, the Fund is subject to the risk that the Fund’s income will decline because of falling interest rates if the Fund holds floating or variable rate debt securities. Investments in debt securities will also be subject to the credit risk created when a debt issuer fails to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. A downgrade or default affecting the issuer of any debt securities held by the Fund would adversely affect the Fund’s performance. The Fund’s performance will be adversely affected if borrowers pay back principal on certain debt securities before or after the market anticipates such payments, shortening (prepayment) or lengthening (extension) their duration.

Derivatives Risk. The options in which the Fund invests are derivatives. They involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives may create leverage, and the loss on derivative transactions may substantially exceed the Fund’s initial investment. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out (or sell) or purchase a derivative at a particular time or at an anticipated price.

Leverage Risk. Options create leverage and expose the Fund to additional levels of risk, including greater losses from investments and increased volatility, than would otherwise have been the case had the Fund not engaged in the activities that created the leverage.

Liquidity and Valuation Risk. The Fund may be unable to sell an investment at a desirable time or at the value the Fund has placed on the investment. The valuation of the Fund’s investments may require subjective judgments and the Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers.

Management Risk. The Fund’s performance depends on the success of the portfolio managers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Fund’s Collateral Yield Enhancement Strategy and the Adviser’s effectiveness in evaluating relevant market risk and volatility and the success of the Adviser’s quantitative analysis. The techniques and judgments of the Adviser may fail to produce the desired or intended result.

Market Risk. The Fund’s investments and performance may be affected by, among other market factors, business, financial, political, economic or legal uncertainties. There can be no assurance that the Adviser will correctly evaluate the nature and magnitude of the various factors that could affect the value of and return on investments. Prices of investments are volatile, and a variety of factors that are inherently difficult to predict, such as domestic or international economic and political developments, will significantly affect the results of the Fund’s activities and the value of its investments.

New Fund Risk. The Fund recently commenced operations and has limited operating history and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size.

Options Risk. Writing (selling) or purchasing an option involves the payment by the option holder (purchaser) and receipt by the seller of a premium and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying instrument for a specific price at a certain time or during a certain period. Writing (selling) options involves greater risk because the seller is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received. The premiums received by the Fund for writing (selling) an option may be insufficient to offset its losses sustained from market movements that are adverse to the strike (exercise or expiration) price of the written (sold) options. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the option holder (purchaser) loses its premium.

Writing (selling) call options involves the risk that the seller may be obligated to deliver securities at less than their current market price and, in the case of an uncovered or unhedged written option, the risk of loss is theoretically unlimited. Writing (selling) put options involves the risk that the seller must purchase the securities at more than their current market price.

The Fund intends to write (sell) and purchase call and put options on an equity index. Options on an index are similar to options on securities but because no underlying security can be delivered the option represents the right of the option holder (purchaser) to obtain from the writer (seller), in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the price level of the index at expiration.

Purchasing and writing (selling) put and call options are highly specialized activities and entail greater than ordinary investment risks. An investment in options may be subject to greater fluctuation than an investment in the underlying index or instrument itself. Successful use by the Fund of options on an equity index depends on the ability of the Adviser to correctly predict changes in the index’s volatility or other market factors. During periods of sudden and significant volatility in the equity markets, the Fund’s Collateral Yield Enhancement Strategy will be adversely affected. As a result, the Fund’s net asset value per share may experience significant increases or decreases over short time periods. No assurance can be given that the Adviser’s judgment in this respect will be correct or that during certain market conditions the Fund will be able to close its written (sold) options, which may result in substantial losses to the Fund. In addition, the Fund’s use of purchased options intended to define or mitigate risk may be inadequate or unsuccessful.

Other Investment Company Risk. To the extent the Fund invests in other investment companies, its performance will be affected by the performance of those other investment companies. Investments in other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses.

		U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Class Shares from year to year and (b) how the average annual total returns of the Fund’s Institutional Class Shares and Investor Class Shares compare to those of the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index, a broad-based securities market index that is the Fund’s primary benchmark. The Fund has selected the Cboe S&P 500 Iron Condor Index as its secondary benchmark. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

A privately offered fund managed by the Adviser was reorganized into the Fund as of the date the Fund commenced operations ([    ], 2017). This privately offered fund was organized on May 14, 2009 and commenced operations on October 1, 2009 and had an investment objective, strategies, policies, restrictions and guidelines that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

		The Fund’s performance for periods prior to the commencement of operations is that of the privately offered fund (net of actual fees and expenses charged to the privately offered fund). The performance of the privately offered fund has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods following the Fund’s commencement of operations on [ ], 2017, the performance of each class of shares will differ as a result of the different levels of fees and expenses applicable to each class of shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Institutional Class Shares from year to year and (b) how the average annual total returns of the Fund’s Institutional Class Shares and Investor Class Shares compare to those of the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index, a broad-based securities market index that is the Fund’s primary benchmark.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns – Institutional Class Shares (as of December 31 of each year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return as of September 30, 2017 is 6.25%. For periods shown in the bar chart, the highest quarterly return was 7.64% in Q3 2010 and the lowest quarterly return was -4.08% in Q2 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2016)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Institutional Class Shares and will vary for Investor Class Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns shown in the Average Annual Total Returns table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Institutional Class Shares and will vary for Investor Class Shares. Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Harvest Edge Absolute Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.50%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	633
1 Year	rr_ExpenseExampleNoRedemptionYear01	122
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 633
1 Year	rr_AverageAnnualReturnYear01	4.10%
5 Years	rr_AverageAnnualReturnYear05	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
Harvest Edge Absolute Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.48%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	553
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 553
2010	rr_AnnualReturn2010	8.34%
2011	rr_AnnualReturn2011	3.03%
2012	rr_AnnualReturn2012	7.62%
2013	rr_AnnualReturn2013	(1.58%)
2014	rr_AnnualReturn2014	(1.54%)
2015	rr_AnnualReturn2015	6.59%
2016	rr_AnnualReturn2016	4.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.08%)
1 Year	rr_AverageAnnualReturnYear01	4.10%
5 Years	rr_AverageAnnualReturnYear05	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
Harvest Edge Absolute Fund | Returns After Taxes on Distributions | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.10%
5 Years	rr_AverageAnnualReturnYear05	2.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
Harvest Edge Absolute Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.32%
5 Years	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009
Harvest Edge Absolute Fund | Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.26%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.09%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009	[3]
Harvest Edge Absolute Fund | Cboe S&P 500 Iron Condor Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.72%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.01%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	0.19%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2009	[3]

[1]	Based on estimated amounts for the current fiscal year.
[2]	Harvest Volatility Management, LLC, the Fund’s investment adviser (the “Adviser”), has contractually agreed through March 1, 2019 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding, if applicable, any distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses) to 0.95% of the average daily net assets of each class of shares. The limitation may not be increased or terminated prior to this time without approval of the Board of Trustees and is subject to the Adviser’s recoupment rights. The Adviser is entitled to recoupment of previously waived or reduced fees, reimbursed expenses, and additional payments for three years from the date of the waiver, reduction, reimbursement, or additional payment, subject to the expense limitation in effect at the time of the waiver, reduction, reimbursement, or additional payment and at the time of the recoupment, if any.
[3]	The index returns do not reflect deductions for fees, expenses or taxes.